Financial statements preparation - Voluntary presentation changes, income statement (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019		Sep. 30, 2018	Mar. 31, 2018
Income statement
Net interest income	$ 8,263		$ 8,227	$ 8,278
Net fee income			1,146	1,278
Net wealth management and insurance income	326		1,110	951
Trading income	437		458	487
Other income	127		(17)	89
Net operating income before operating expenses and impairment charges	9,979		10,924	11,083
Operating expenses	(5,091)		(4,911)	(4,655)
Impairment charges	(333)		(317)	(393)
Profit before income tax	4,555		5,696	6,035
Income tax expense	(1,379)		(1,797)	(1,835)
Net profit for the period	3,176	[1]	3,899	4,200
Net fee income
Facility fees	375		677	688
Transaction fees	624		593	589
Other non-risk fee income	(59)		(18)	116
Fee income	940		1,252	1,393
Credit card loyalty programs	(63)		(56)	(70)
Transaction fee related expenses	(51)		(50)	(45)
Fee expenses	(114)		(106)	(115)
Net fee income	826		1,146	1,278
Operating expenses (extract)
Total other expenses	781		842	694
Total operating expenses	$ 5,091		4,911	4,655
Reported
Income statement
Net interest income			8,227	8,278
Non-interest income			2,753	2,875
Net operating income before operating expenses and impairment charges			10,980	11,153
Operating expenses			(4,967)	(4,725)
Impairment charges			(317)	(393)
Profit before income tax			5,696	6,035
Income tax expense			(1,797)	(1,835)
Net profit for the period			3,899	4,200
Net fee income
Facility fees			668	679
Transaction fees			552	553
Other non-risk fee income			(18)	116
Fee income			1,202	1,348
Net fee income			1,202	1,348
Operating expenses (extract)
Credit card loyalty programs			56	70
Total other expenses			898	764
Total operating expenses			4,967	4,725
Presentation changes
Income statement
Non-interest income			(2,753)	(2,875)
Net fee income			1,146	1,278
Net wealth management and insurance income			1,110	951
Trading income			458	487
Other income			(17)	89
Net operating income before operating expenses and impairment charges			(56)	(70)
Operating expenses			56	70
Net fee income
Facility fees			9	9
Transaction fees			41	36
Fee income			50	45
Credit card loyalty programs			(56)	(70)
Transaction fee related expenses			(50)	(45)
Fee expenses			(106)	(115)
Net fee income			(56)	(70)
Operating expenses (extract)
Credit card loyalty programs			(56)	(70)
Total other expenses			(56)	(70)
Total operating expenses			$ (56)	$ (70)

[1]	The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.